Loans (Details) - Schedule of Accretable Yield, or Income Expected to be Collected - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule Of Accretable Yield Or Income Expected To Be Collected Abstract
Balance at beginning of year	$ 339	$ 390
Accretion of income	(45)	(51)
Balance at end of year	$ 294	$ 339